Risk management - Maturity profile of interest-bearing net assets and liabilities (Details)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Risk management
Total net assets	$ (210,871,000)	$ (133,769,000)
Floating
Risk management
Total net assets	390,662,000	374,904,000
Fixed
Risk management
Total net assets	(601,533,000)	(508,673,000)
Less than 3 months
Risk management
Interest bearing assets	330,724,000	311,601,000
Less than 3 months | Floating
Risk management
Interest bearing assets	329,570,000	310,646,000
Less than 3 months | Fixed
Risk management
Interest bearing assets	1,154,000	955,000
3 to 6 months
Risk management
Interest bearing assets	1,575,000	802,000
3 to 6 months | Fixed
Risk management
Interest bearing assets	1,575,000	802,000
6 to 12 months
Risk management
Interest bearing assets	1,606,000	654,000
6 to 12 months | Fixed
Risk management
Interest bearing assets	1,606,000	654,000
1 to 2 years
Risk management
Interest bearing assets	1,717,000	2,140,000
Interest bearing liabilities	(117,823,000)
1 to 2 years | Fixed
Risk management
Interest bearing assets	1,717,000	2,140,000
Interest bearing liabilities	(117,823,000)
Greater than 2 years
Risk management
Interest bearing assets	126,677,000	213,199,000
Interest bearing liabilities	(555,347,000)	(662,165,000)
Greater than 2 years | Floating
Risk management
Interest bearing assets	61,092,000	64,258,000
Greater than 2 years | Fixed
Risk management
Interest bearing assets	65,585,000	148,941,000
Interest bearing liabilities	(555,347,000)	(662,165,000)
Interest rate risk
Risk management
Non interest-bearing	1,910,683,000	1,666,761,000
Total net assets	1,699,812,000	1,532,992,000
Increase or decrease in profit and net assets due to increase or decrease in interest rate	$ 977,000	937,000
Increase or decrease in basis points due to increase or decrease in interest rate	25.00
Interest rate risk | Floating
Risk management
Interest bearing assets	$ 390,662,000	374,904,000
Interest rate risk | Fixed
Risk management
Interest bearing liabilities	$ (601,533,000)	$ (508,673,000)